Borrowings	12 Months Ended
Jun. 30, 2025
Borrowings

20. Borrowings

The breakdown and the fair value of the Group borrowings as of June 30, 2025 and 2024 was as follows:

	Book value		Fair value
	06.30.2025	06.30.2024	06.30.2025	06.30.2024
Non-convertible notes	630,430	457,727	633,552	431,879
Bank loans and others	4,596	9,157	4,596	9,157
Bank overdrafts	6,713	35,825	6,713	35,825
Other borrowings	2,535	6,018	2,535	6,018
Loans with non-controlling interests	2,854	2,602	2,854	2,602
Total borrowings	647,128	511,329	650,250	485,481
Non-current	509,792	258,414
Current	137,336	252,915
Total	647,128	511,329

As of June 30, 2025 and 2024, total borrowings include collateralized liabilities (seller financing, leases and bank loans) of ARS 1,680 and ARS 5,288, respectively. These borrowings are mainly collateralized by trading properties of the Group (Notes 11).

The terms of the loans include standard covenants for this type of financial operations. As of the date of these Consolidated Financial Statements, the Group has complied with the covenants contemplated in its respective loan agreements.

The maturity of the Group's borrowings is as follows:

	06.30.2025	06.30.2024
Capital
Less than 1 year	123,253	241,161
Between 1 and 2 years	49,377	159,384
Between 2 and 3 years	57,675	35,675
Between 3 and 4 years	-	62,740
Between 4 and 5 years	61,464	-
Later than 5 years	340,180	-
	631,949	498,960
Interest
Less than 1 year	14,083	11,754
Between 1 and 2 years	492	7
Between 2 and 3 years	604	-
Between 3 and 4 years	-	608
	15,179	12,369
	647,128	511,329

The following table shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2025 and 2024.

	06.30.2025
Rate per currency	Argentine Peso	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	11,309	-	11,309
US Dollar	633,748	1,680	635,428
Subtotal fixed-rate borrowings	645,057	1,680	646,737
Floating rate:
US Dollar	391	-	391
Subtotal floating-rate borrowings	391	-	391
Total borrowings as per analysis	645,448	1,680	647,128
Total borrowings as per Statement of Financial Position	645,448	1,680	647,128

	06.30.2024
Rate per currency	Argentine Peso	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	43,710	-	43,710
US Dollar	399,030	5,289	404,319
Subtotal fixed-rate borrowings	442,740	5,289	448,029
Floating rate:
Argentine Peso	63,300	-	63,300
Subtotal floating-rate borrowings	63,300	-	63,300
Total borrowings as per analysis	506,040	5,289	511,329
Total borrowings as per Statement of Financial Position	506,040	5,289	511,329

The following describes the debt issuances made by the Group for the years ended June 30, 2025 and 2024:

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
IRSA	Series XVIII	feb-24	USD 21.41	2/28/2027	7.00%	At expiration	Semi-annually
IRSA	Series XIX	feb-24	ARS 26,203.85	2/28/2025	Badlar + 0.99%	At expiration	Quarterly
IRSA	Series XX	jun-24	USD 23.02	6/10/2026	6.00%	At expiration	Semi-annually
IRSA	Series XXI	jun-24	ARS 17,012.71	6/10/2025	Badlar + 4.50%	At expiration	Quarterly
IRSA	Series XXII	oct-24	USD 15.80	10/23/2027	5.75%	At expiration	Semi-annually
IRSA	Series XXIII	oct-24	USD 51.47	10/23/2029	7.25%	At expiration	Semi-annually
IRSA	Series XXIV	mar-25	USD 300.45	3/31/2035	8.00%	33% march-33 - 33% march-34 y 34% march-35	Semi-annually

The following table shows a detail of evolution of borrowing during the years ended June 30, 2025 and 2024:

	06.30.2025	06.30.2024
Balance at the beginning of the year	511,329	559,121
Borrowings	373,351	172,502
Payment of borrowings	(184,100)	(160,940)
(Payment) / collection of short term loans, net	(13,297)	53,852
Interests paid	(47,840)	(85,502)
Accrued interests	39,366	52,391
Cumulative translation adjustment and exchange differences, net	68,201	228,376
Inflation adjustment	(98,992)	(309,570)
Reclassifications and other movements	(890)	1,099
Balance at the end of the year	647,128	511,329

Local Notes Issuance – Series XXII & XXIII Notes

On October 23, 2024, IRSA informed the results of the auction for two series of notes on the local market for a total amount of USD 67.3 million through the following instruments:

•

Series XXII: Denominated in dollars for USD 15.8 million, with 5.75% interest rate and semiannual interests’ payments (except for the first payment on July 23, 2025, and the last payment at maturity). The Capital amortization will be 100% at maturity, on October 23, 2027. The issuance price will be 100.0%.

•

Series XXIII: Denominated in dollars for USD 51.5 million, with 7.25% interest rate and semiannual interests’ payments (except for the first payment on July 23, 2025, and the last payment at maturity). The Capital amortization will be 100% at maturity, on October 23, 2029. The issuance price will be 100.0%.

Series XXIV Notes

On March 31, 2025, the company issued Series XXIV Notes for a nominal value of USD 300 million.

The Series XXIV Notes were issued under New York Law, will mature on March 31, 2035, and will accrue interest at a fixed annual nominal rate of 8.00%, with interest payable semiannually on March 31 and September 30 of each year until maturity. The principal amortization will be made in three installments: (i) 33% of the principal on March 31, 2033, (ii) 33% of the principal on March 31, 2034, and (iii) 34% of the principal on March 31, 2035.

Of the amount issued, USD 242.2 million were subscribed in cash at an issuance price of 96.903% of the nominal value.

Additionally, USD 57.8 million resulted from the early exchange of Series XIV Notes, which had an early exchange consideration of 1.04 times the exchanged amount. Later, on April 11, 2025, because of the late exchange, USD 0.45 million were issued, with an exchange consideration of 1.0 times the exchanged amount. In the settlements corresponding to the exchange, accrued interest on Series XIV Notes was paid up to the issuance and settlement date, as applicable in each case.

On the settlement dates (early and late) of the exchange, partial cancellations of Series XIV Notes were made, leaving an outstanding amount of USD 85.2 million (on June 22, 2024, the first amortization of 17.5% was paid).

The Class XXIV Notes include certain financial covenants related to the incurrence of additional debt, restricted payments, limitations on transactions with affiliates, among others.